INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the effective income tax rate to the Federal statutory rate is as follows:

	2013	2012
Federal Income Tax Rate	(34.0)%	(34.0)%
State Income Tax, Net of Federal Benefit	(5.94)%	(5.94)%
Change in valuation allowance	39.94%	39.94%
Sale of New Jersey NOL	(46.0)%	(34.0)%
Effective Income Tax Rate	(46.0)%	(34.0)%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax assets and liabilities are summarized as follows:
	December 31,
	2013	2012
Deferred tax assets	23,165,000	21,190,000
Less: Valuation Allowance	(23,165,000)	(21,190,000)

Net Deferred Tax Assets	$-	$-